Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000219139 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219139 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219139 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219139 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219139 | L3Harris Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219139 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219139 | News
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219139 | Hartford Financial Services Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219139 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219139 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219139 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000219139 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000219139 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219139 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000219139 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219139 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219139 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219139 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219139 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005461 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005461 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005461 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005461 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005461 | L3Harris Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005461 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005461 | News
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005461 | Hartford Financial Services Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005461 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005461 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000005461 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000005461 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005461 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005461 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005461 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005461 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%